Deposits	12 Months Ended
Jun. 30, 2014
Banking And Thrift [Abstract]
Deposits

Note 13 – Deposits

	June 30,
	2014		2013
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
	(Dollars In Thousands)

Non-interest bearing demand	$224,054	—%	$190,964	—%
Interest-bearing demand (1)	700,248	0.24	731,521	0.29
Savings and club	518,421	0.16	466,559	0.16
Certificates of deposit (2)	1,037,218	1.09	981,464	1.05

	$2,479,941	0.56%	$2,370,508	0.55%

(1)	Interest-bearing demand deposits at June 30, 2014 and June 30, 2013 include $213.5 million and $229.6 million, respectively, of brokered deposits at a weighted average interest rate of 0.15% and 0.19%, excluding cost of interest rate derivatives used to hedge interest expense.
(2)	Certificates of deposit at June 30, 2014 include $18.5 million of brokered deposits at a weighted average interest rate of 3.49%. The Company held no brokered certificates of deposit at June 30, 2013.

Certificates of deposit with balances of $100,000 or more at June 30, 2014 and 2013, totaled approximately $476.6 million and $389.1 million, respectively. The Bank’s deposits are insurable to applicable limits by the Federal Deposit Insurance Corporation.

A summary of certificates of deposit by maturity follows:

	June 30,
	2014	2013
	(In Thousands)

One year or less	$581,543	$646,590
After one to two years	187,401	174,223
After two to three years	90,078	68,155
After three to four years	90,921	48,211
After four to five years	80,811	44,285
After five years	6,464	—

	$1,037,218	$981,464

Interest expense on deposits consists of the following:

	Years Ended June 30,
	2014	2013	2012
	(In Thousands)

Demand	$3,790	$1,847	$2,690
Savings and club	739	878	1,376
Certificates of deposit	10,009	11,986	16,206

	$14,538	$14,711	$20,272